FINANCIAL (EXPENSES) INCOME, NET	12 Months Ended
Dec. 31, 2018
FINANCIAL (EXPENSES) INCOME, NET
FINANCIAL (EXPENSES) INCOME, NET

NOTE 16:            FINANCIAL (EXPENSES) INCOME, NET

	2018	2017	2016
	$	$	$
Financial expenses:

Interest, bank charges and fees	(844)	(211)	(219)
Exchange differences, net	—	(327)	—
Unwind of discount earn out liability			(118)

Total financial expenses	(844)	(538)	(337)
Financial income:
Exchange differences, net	509	—	34

Total financial income	509	—	34

Total financial expenses, net	(335)	(538)	(303)